CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 75,025	$ 71,899	$ 68,386
Unrealized gain on available-for-sale investments, tax	(282)	243	86
Related party
Revenues	$ 30,826	$ 23,103	$ 25,393